Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Components of accrued expenses
The components of accrued expenses at December 31, 2024 and 2023 are as follows:

	2024	2023

Employee compensation and benefits	$14,120	$12,991
Customer rebates	2,953	3,621
Taxes payable, other than income taxes	2,161	2,114
Accrued royalties and dues	1,843	1,210
Professional fees	2,495	601
Other	1,307	220
Total accrued expenses	24,879	20,757